Insurance Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Insurance Contracts [Abstract]
Schedule of sensitivity to changes in non-financial assumptions
The following table sets out the estimated immediate impact on, or sensitivity of, the CSM and net income to certain instantaneous changes in the insurance and other non-financial assumptions used in the calculation of our insurance contract liabilities, based on a starting point and business mix as at December 31, 2023 and December 31, 2022. These sensitivities are calculated independently for each risk factor, generally assuming that all other risk variables stay constant. The estimates are illustrative and different starting points for best estimate assumptions, CSM balances and business mix will result in different estimated sensitivities.

The impact on CSM is attributable to insurance contracts measured using the GMA and VFA. For insurance contracts measured using the GMA, the impact flows through the CSM at locked-in discount rates. For insurance contracts measured using the VFA, the impact flows through the CSM at current discount rates.

The impact on net income is attributable to any portion of the sensitivities for insurance contracts measured under GMA and VFA that cannot be absorbed by CSM, the full impact for insurance contracts measured under the PAA, and the difference in impact between locked-in and current discount rates for insurance contracts measured using the GMA. If current discount rates are higher than locked-in rates, this generally results in a favourable impact to net income from contracts measured using the GMA.

As at December 31,	2023				2022
	Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)		Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)
Sensitivities(1)	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held
Policyholder Behaviour (10% increase / decrease, where adverse)	$(725)	$(950)	$100	$100	$(825)	$(850)	$75	$75
Life Mortality rates (2% increase)	$(425)	$(75)	$25	$(25)	$(450)	$(75)	$50	$(25)
Annuity Mortality rates (2% decrease)	$(175)	$(175)	$25	$—	$(175)	$(175)	$25	$25
Morbidity rates (5% incidence increase and 5% termination decrease)	$(225)	$(100)	$(200)	$(175)	$(200)	$(75)	$(175)	$(175)
Expenses (5% increase)	$(175)	$(175)	$—	$—	$(175)	$(175)	$—	$—

(1)    Net income and CSM sensitivities have been rounded in increments of $25. The sensitivities exclude the impacts on the income from our joint ventures and associates, which we account for on an equity basis.
Impacts of method and assumption changes on insurance contracts, are as follows:

For the year ended December 31, 2023
	Income impact	Deferred in CSM	Description

Mortality / Morbidity	$(115)	$179	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in the UK Annuities in the U.S and Group Retirement Services ("GRS") in Canada. These were offset partially by adverse mortality in In-force Management in the U.S. Mortality updates impacting CSM favourably are funded at locked-in rates that are lower than current rates resulting in a negative net income impact. Additionally, favourable morbidity impacts in Group Benefits in the U.S. were largely offset by unfavourable morbidity updates in Sun Life Health in Canada.
Expense	10	(171)	Updates to reflect higher costs related to IFRS 17 infrastructure and higher cost in Canada.
Financial	163	202	Updates to various financial related assumptions including the ultimate risk-free rate.
Policyholder Behaviour	(75)	(274)	Updates to reflect lapse and policyholder behaviour in all jurisdictions. The largest items were an adverse lapse impact in Individual Term and Universal Life in Canada, and in International, Hong Kong and Vietnam in Asia.
Model enhancements and other	107	382	Various enhancements and methodology changes. The largest items were favourable impacts from refinements to the modelling of guarantees for the Individual Par in Canada and International Universal Life in Asia, as well as modelling enhancements in Vietnam in Asia offset partially by a refinement in Group in Canada and to reinsurance and other provisions in Hong Kong in Asia.
Total (pre-tax)	$90	$318

For the year ended December 31, 2022
(restated, see Note 2)
	Income impact	Deferred in CSM	Description

Mortality / Morbidity	$(75)	$136	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in the UK Annuity block in Corporate and in GRS in Canada offset partially by adverse morbidity impacts in Sun Life Health in Canada.
Expense	(9)	7	Updates to reflect expense experience.
Financial	24	135	Updates to various financial related assumptions.
Policyholder Behaviour	(35)	(30)	Updates to lapse and policyholder behaviour in all jurisdictions.
Model enhancements and other	(144)	184	Various enhancements and methodology changes. The largest being a refinement to Hong Kong variable universal life contracts in Asia and refinements to Segregated Fund modelling in Canada.
Total (pre-tax)	$(239)	$432